Variable Interest Entities - Associated with Securitization Trusts (Details) - USD ($) $ in Millions		1 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Feb. 28, 2018	Jan. 30, 2018	Jan. 21, 2018	Feb. 24, 2017	Jan. 21, 2017	Dec. 31, 2016	Dec. 22, 2016	Dec. 20, 2016	Jul. 28, 2016	Jul. 27, 2016	Mar. 21, 2016	Feb. 24, 2016	Feb. 23, 2016	Jan. 21, 2016	Jan. 20, 2016	Dec. 31, 2015
OneMain Holdings, LLC [Member]
Debt Instrument [Line Items]
Long-term debt								$ 13,959										$ 17,300
OneMain Holdings, Inc. [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity																$ 2,400
Long-term debt								13,959										17,300
Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Long-term debt								8,200										11,700
Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, Inc. [Member]
Debt Instrument [Line Items]
Long-term debt								8,200										$ 11,700
Asset-backed Securities, Securitized Loans and Receivables [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity								4,800
Long-term debt								0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Variable Interest Entity, Primary Beneficiary [Member] | First Avenue funding, LLC securitization [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity								250
Long-term debt								0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Midbrook Funding Trust 2013 VFN1 [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity								100
Long-term debt								0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Whitford Brook Funding Trust2014 VFN1 [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity								250
Long-term debt								0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2013 VFN1 [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity								850								850,000,000	$ 350,000,000
Long-term debt								0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Financial B5 Warehouse Trust [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity								550					$ 550,000,000
Long-term debt								0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Second Avenue funding, LLC securitization [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity								250
Long-term debt								0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Financial B4 Warehouse Trust [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity								750
Long-term debt								0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Financial B6 Warehouse Trust [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity								600			$ 600,000,000	$ 750,000,000
Long-term debt								0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Financial B3 Warehouse Trust [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity								350
Long-term debt								0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Seine River Funding, LLC [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity								500	$ 500,000,000
Long-term debt								0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Sumner Brook Funding Trust 2013 VFN1 [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity								350
Long-term debt								$ 0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Mill River 2015 VFN1 [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity																$ 100,000,000	$ 400,000,000
Asset-backed Securities, Securitized Loans and Receivables [Member] | Scenario, Forecast [Member] | Variable Interest Entity, Primary Beneficiary [Member] | First Avenue funding, LLC securitization [Member]
Debt Instrument [Line Items]
Principal amount, reduce to cash payments, due and payable, term	12 months
Asset-backed Securities, Securitized Loans and Receivables [Member] | Scenario, Forecast [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Midbrook Funding Trust 2013 VFN1 [Member]
Debt Instrument [Line Items]
Principal amount, reduce to cash payments, due and payable, term			36 months
Asset-backed Securities, Securitized Loans and Receivables [Member] | Scenario, Forecast [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Whitford Brook Funding Trust2014 VFN1 [Member]
Debt Instrument [Line Items]
Principal amount, reduce to cash payments, due and payable, term		12 months
Asset-backed Securities, Securitized Loans and Receivables [Member] | Scenario, Forecast [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2013 VFN1 [Member]
Debt Instrument [Line Items]
Principal amount, reduce to cash payments, due and payable, term				36 months
Asset-backed Securities, Securitized Loans and Receivables [Member] | Scenario, Forecast [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Financial B5 Warehouse Trust [Member]
Debt Instrument [Line Items]
Line of credit facility, remaining borrowing capacity, reduction					$ 100,000,000		$ 100,000,000
Amended Note Purchase Agreement [Member] | Asset-backed Securities, Securitized Loans and Receivables [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Midbrook Funding Trust 2013 VFN1 [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity															$ 300,000,000
Amended Note Purchase Agreement [Member] | Asset-backed Securities, Securitized Loans and Receivables [Member] | Scenario, Forecast [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Midbrook Funding Trust 2013 VFN1 [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity						$ 250
Voluntary Reduction [Member] | Asset-backed Securities, Securitized Loans and Receivables [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Midbrook Funding Trust 2013 VFN1 [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity										$ 100,000,000				$ 300,000,000
Voluntary Reduction [Member] | Asset-backed Securities, Securitized Loans and Receivables [Member] | Scenario, Forecast [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Midbrook Funding Trust 2013 VFN1 [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity						$ 50,000,000